UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE

FUNDS – LARGE CAP GROWTH AND VALUE FUND

FORM N-Q

JULY 31, 2004

Smith Barney Multiple Discipline Funds-
Large Cap Growth and Value Fund

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 100%
CONSUMER DISCRETIONARY - 9.6%
Household Durables - 0.7%
75,000	Newell Rubbermaid Inc.	$1,620,000
Media - 5.9%
80,000	Comcast Corp., Class A Shares+	2,192,000
233,000	Liberty Media Corp., Series A Shares+	1,975,840
11,400	Liberty Media International, Inc., Series A Shares+	355,452
25,000	The News Corp. Ltd., Sponsored Preferred ADR	794,250
250,300	Time Warner Inc.+	4,167,495
160,100	The Walt Disney Co.	3,696,709
		13,181,746
Multiline Retail - 0.6%
30,000	Target Corp.	1,308,000
Specialty Retail - 2.4%
156,600	The Home Depot, Inc.	5,280,552
	TOTAL CONSUMER DISCRETIONARY	21,390,298
CONSUMER STAPLES - 13.4%
Beverages - 3.9%
134,000	The Coca-Cola Co.	5,877,240
58,000	PepsiCo, Inc.	2,900,000
		8,777,240
Food & Drug Retailing - 2.6%
109,690	The Kroger Co.+	1,733,102
190,900	Safeway Inc.+	4,033,717
		5,766,819
Food Products - 1.5%
55,100	Wm. Wrigley Jr. Co.	3,328,040
Household Products - 1.0%
35,400	Kimberly-Clark Corp.	2,268,078
Personal Products - 2.7%
155,500	The Gillette Co.	6,061,390
Tobacco - 1.7%
76,700	Altria Group, Inc.	3,650,920
	TOTAL CONSUMER STAPLES	29,852,487
ENERGY - 5.3%
Oil & Gas - 5.3%
49,000	BP PLC, Sponsored ADR	2,761,640
35,800	ChevronTexaco Corp.	3,424,270
60,000	Royal Dutch Petroleum Co., New York Shares	3,018,000
28,000	Total SA, Sponsored ADR	2,725,800
	TOTAL ENERGY	11,929,710

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds-
Large Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 17.3%
Banks - 3.3%
16,659	Bank of America Corp.	$1,416,182
105,600	The Bank of New York Co., Inc.	3,033,888
46,000	Wachovia Corp.	2,038,260
25,000	Washington Mutual, Inc.	970,000
		7,458,330
Diversified Financials - 6.9%
39,500	American Express Co.	1,984,875
29,500	Capital One Financial Corp.	2,044,940
10,000	The Goldman Sachs Group, Inc.	881,900
42,500	JPMorgan Chase & Co.	1,586,525
137,600	Merrill Lynch & Co., Inc.	6,841,472
23,500	Morgan Stanley	1,159,255
45,000	Waddell & Reed Financial, Inc., Class A Shares	873,900
		15,372,867
Insurance - 7.1%
133,300	American International Group, Inc.	9,417,645
58	Berkshire Hathaway Inc., Class A Shares+	5,060,500
37,000	The St. Paul Travelers Cos., Inc.	1,371,590
		15,849,735
	TOTAL FINANCIALS	38,680,932
HEALTH CARE - 18.4%
Biotechnology - 4.7%
107,800	Amgen Inc.+	6,131,664
40,000	Biogen Idec Inc.+	2,400,000
40,000	Genentech, Inc.+	1,947,200
		10,478,864
Health Care Providers & Services - 0.5%
30,000	HCA Inc.	1,159,500
Pharmaceuticals - 13.2%
43,000	GlaxoSmithKline PLC, Sponsored ADR	1,760,850
115,600	Johnson & Johnson	6,389,212
134,700	Merck & Co., Inc.	6,108,645
265,120	Pfizer Inc.	8,473,235
236,900	Schering-Plough Corp.	4,610,074
56,800	Wyeth	2,010,720
		29,352,736
	TOTAL HEALTH CARE	40,991,100
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.0%
40,500	The Boeing Co.	2,055,375

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds-
Large Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.8%
30,100	Avery Dennison Corp.	$1,823,157
Industrial Conglomerates - 3.9%
141,400	General Electric Co.	4,701,550
107,400	Honeywell International Inc.	4,039,314
		8,740,864
	TOTAL INDUSTRIALS	12,619,396
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 3.2%
167,500	Cisco Systems, Inc.+	3,494,050
80,000	Comverse Technology, Inc.+	1,364,800
197,400	Nokia Oyj, Sponsored ADR	2,293,788
		7,152,638
Computers & Peripherals - 4.1%
127,600	Dell Inc.+	4,525,972
140,000	Hewlett-Packard Co.	2,821,000
19,600	International Business Machines Corp.	1,706,572
50,000	Sun Microsystems, Inc.+	197,500
		9,251,044
Electronic Equipment & Instruments - 0.2%
60,000	Solectron Corp.+	330,000
Internet Software & Services - 1.8%
148,000	IAC/InterActiveCorp+	4,040,400
Semiconductor Equipment & Products - 5.4%
264,800	Intel Corp.	6,455,824
263,700	Texas Instruments Inc.	5,624,721
		12,080,545
Software - 4.4%
343,700	Microsoft Corp.	9,781,702
	TOTAL INFORMATION TECHNOLOGY	42,636,329
MATERIALS - 2.7%
Metals & Mining - 1.3%
91,500	Alcoa Inc.	2,930,745
Paper & Forest Products - 1.4%
71,500	International Paper Co.	3,090,945
	TOTAL MATERIALS	6,021,690
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.6%
63,000	AT&T Corp.	951,300
117,600	SBC Communications Inc.	2,979,984
107,900	Verizon Communications Inc.	4,158,466
		8,089,750

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds-
Large Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 1.6%
250,000	AT&T Wireless Services, Inc.+	$3,610,000
	TOTAL TELECOMMUNICATION SERVICES	11,699,750
UTILITIES - 3.3%
Electric Utilities - 1.4%
20,000	Ameren Corp.	893,800
55,000	Progress Energy, Inc.	2,317,700
		3,211,500
Gas Utilities - 0.8%
52,000	KeySpan Corp.	1,871,480
Multi-Utilities - 1.1%
114,580	NiSource Inc.	2,371,806
	TOTAL UTILITIES	7,454,786
	TOTAL COMMON STOCK
	(Cost - $226,950,851)	223,276,478
RIGHTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
2,280	Liberty Media International, Inc., Series A Shares+ (Cost - $0)	13,703
	TOTAL INVESTMENTS
	(Cost - $226,950,851*)	$223,290,181

+	Non-income producing security.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — Large Cap Growth and Value Fund (“Fund”) (formerly known as Smith Barney Premier Selections Large Cap Fund), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities for which no sales were reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date September 27, 2004